Employee Benefit Plans (Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Amounts in accumulated other comprehensive income (loss) on a before tax basis that have not yet been recognized as components of net periodic benefit cost consist of
Net loss	$ 2,175	$ 1,930
Prior service credit	0	(21)
Transition obligation	0	0
Total	2,175	1,909
Other Postretirement Benefits [Member]
Amounts in accumulated other comprehensive income (loss) on a before tax basis that have not yet been recognized as components of net periodic benefit cost consist of
Net loss	58	39
Prior service credit	(110)	1
Transition obligation	0	2
Total	$ (52)	$ 42